Summary of Acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Acquisition of Fudbalski Klub Akademija Pandev (FKAP) [Abstract]
Schedule of Purchase Consideration, the Net Assets	Details of the provisional purchase consideration, the net assets acquired, and goodwill are as follows:
	June 30, 2023	December 31, 2023
	EUR	EUR
Cash purchase	600,000	600,000
Contingent consideration	167,000	142,000
Total purchase consideration	767,000	742,000

Schedule of Price Allocation
	Preliminary Fair Value June 30, 2023	Final Fair Value December 31, 2023
	EUR	EUR
Net Tangible Assets
Net working capital	37,184	(77,112)
Fixed assets	13,547	-
Amounts due to related parties	-	(88,912)

Identifiable Intangible Assets
Customer relationships	25,000	-
Broadcasting rights	95,000	75,000
Brand	370,000	710,000
Player contracts	130,000	130,000
Implied goodwill	181,491	75,469

Business Enterprise Value (BEV)	852,222	824,444
		-
Less: Non-controlling interest	(85,200)	(82,444)
Total Purchase Price (Equity Basis)	767,022	742,000